GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

16. GENERAL AND ADMINISTRATIVE EXPENSES

A summary of the Company’s general and administrative expenses is as follows:

	Year ended December 31,
	2025	2024
	$	$
Community relationship	1,701	2,106
Corporate administration	2,925	2,717
Professional fees	2,594	2,427
Salaries and benefits	8,487	11,960
Tax penalties and inflation charges	6,598	5,097
	22,305	24,307

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)